Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Use of estimates in the preparation of financial statements
A.	Use of estimates in the preparation of financial statements

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. As applicable to these consolidated financial statements, the most significant estimates and assumptions include (i) net realizable value of the inventory, (ii) impairment analysis of goodwill and intangible assets, (iii) allowance for doubtful accounts; and (vi) revenue recognition.

Income per share
B.	Income per share

The Company computes net income per share in accordance with ASC 260, “Earnings per share”. Basic income per share is computed by dividing net loss attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period, net of the weighted average number of treasury shares (if any).

Diluted income per ordinary share is computed similar to basic income per share, except that the denominator is increased to include the number of additional potential ordinary shares that would have been outstanding if the potential ordinary shares had been issued and if the additional ordinary shares were dilutive. Potential ordinary shares are excluded from the computation for a period in which a net income is reported or if their effect is anti-dilutive.

An amount of 1.2 million and 47,500 weighted average outstanding options and warrants have been excluded from the calculation of the diluted net income per share for the period of six months ended June 30, 2022 and 2021, respectively, because the effect of the ordinary shares issuable as a result of the exercise or conversion of these instruments was determined to be anti-dilutive.

Reclassified amounts
C.	Reclassified amounts

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications did not have material effect on the reported results of operations, shareholder’s equity or cash flows.

Recently issued accounting pronouncements
D.	Recently issued accounting pronouncements

There are currently no accounting standards that have been issued but not yet adopted that we believe will have a significant impact on our unaudited condensed consolidated financial position, results of operations or cash flows.